Related Party Balances and Transactions (Details) - Schedule of Loan Related Parties	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Loan Related Parties [Line Items]
Total related party loan	¥ 20,104,882	$ 2,821,025	¥ 35,991,345
Amount due to related party -current
Amount due to related party - noncurrent	20,104,882	2,821,025	35,991,345
Shanghai Junei Internet Co. [Member]
Schedule of Loan Related Parties [Line Items]
Total related party loan	¥ 20,104,882	$ 2,821,025	¥ 35,991,345
Relationship	Under common control of Jie Zhao